Shareholder Report, Holdings (Details) - C000248219	Mar. 31, 2026
AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	15.30%
AA/Aa
Holdings [Line Items]
Percent of Total Investments	21.80%
A
Holdings [Line Items]
Percent of Total Investments	5.50%
BBB/Baa
Holdings [Line Items]
Percent of Total Investments	9.70%
BB/Ba
Holdings [Line Items]
Percent of Total Investments	19.90%
B
Holdings [Line Items]
Percent of Total Investments	13.40%
CCC/Caa
Holdings [Line Items]
Percent of Total Investments	1.60%
CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.10%
C
Holdings [Line Items]
Percent of Total Investments	0.10%
D
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
N/R
Holdings [Line Items]
Percent of Total Investments	12.60%
Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	35.10%
U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	20.10%
Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	18.30%
Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.80%
Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	8.00%
Preferred Securities
Holdings [Line Items]
Percent of Total Investments	3.70%
Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	1.00%
Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]

[1]	Rounds to less than 0.1%.